FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETIREMENT SAVINGS PLAN
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

(3) FAIR VALUE MEASUREMENTS

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, provides the framework for measuring fair value. This framework establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques to measure fair value. The hierarchy assigns the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.

Common Stock: Valued at the closing price reported in the active market where the securities are traded.

Mutual Funds: Valued at the daily closing price as reported by the fund. The mutual funds held by the Plan are open-end mutual funds registered with the Securities and Exchange Commission (“SEC”). These funds are required to publish their daily net asset value and transact at that price, making them actively traded.

Stable Value Fund: Composed primarily of fully benefit-responsive investment contracts and reported at fair value using net asset value (“NAV”) as a practical expedient. The stable value fund calculates NAV per share in accordance with the measurement principles in FASB ASC 946, Financial Services—Investment Companies. Those measurement principles indicate that, in the determination of a stable value fund’s NAV, the relevant measurement is net assets which include the fully benefit-responsive investment contracts held by the fund at contract value. This NAV represents the Plan’s fair value, as it is the NAV at which the Plan transacts with the fund. This practical expedient is not used when it is probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions may occur daily, with no redemption notice period for individual participant commitments, redemption restrictions, or notice period requirements. If the Plan initiates a full redemption of the fund, the issuer reserves the right to require 12 months’ notice to ensure orderly securities liquidation.

Common Collective Trusts: Valued at the NAV of shares held by the Plan at year-end, based on the quoted market prices of the underlying pooled assets, which primarily consist of open-end mutual funds registered with the SEC. NAV is used as a practical expedient for estimating the fair value of common collective trusts. Participant transactions may occur daily, with no redemption notice period for individual participant commitments, redemption restrictions, or notice period requirements.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Investments in the fair value hierarchy:
Mutual funds	$163,411,585	$—	$—	$163,411,585
Valmont Industries, Inc. common stock	38,295,874	—	—	38,295,874
Total investments in the fair value hierarchy	$201,707,459	$—	$—	$201,707,459

Investments at net asset value:
Stable value fund				21,740,195
Common collective trusts				528,035,568
Total investments at net asset value				549,775,763

Total investments, at fair value				$751,483,222

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Investments in the fair value hierarchy:
Mutual funds	$139,845,497	$—	$—	$139,845,497
Valmont Industries, Inc. common stock	32,154,865	—	—	32,154,865
Total investments in the fair value hierarchy	$172,000,362	$—	$—	$172,000,362

Investments at net asset value:
Stable value fund				22,376,223
Common collective trusts				457,433,164
Total investments at net asset value				479,809,387

Total investments, at fair value				$651,809,749